Average Annual Total Returns		12 Months Ended	60 Months Ended	86 Months Ended	120 Months Ended
	Jan. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
THE GABELLI SMALL CAP GROWTH FUND CLASS AAA
Prospectus [Line Items]
Average Annual Return, Percent		8.69%	9.78%		10.03%
Performance Inception Date	Oct. 22, 1991
THE GABELLI SMALL CAP GROWTH FUND CLASS AAA | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.67%	7.69%		7.66%
Performance Inception Date	Oct. 22, 1991
THE GABELLI SMALL CAP GROWTH FUND CLASS AAA | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.83%	7.40%		7.61%
Performance Inception Date	Oct. 22, 1991
THE GABELLI SMALL CAP GROWTH FUND CLASS A
Prospectus [Line Items]
Average Annual Return, Percent		2.45%	8.48%		9.38%
Performance Inception Date	Dec. 31, 2003
THE GABELLI SMALL CAP GROWTH FUND CLASS C
Prospectus [Line Items]
Average Annual Return, Percent		6.90%	8.96%		9.21%
Performance Inception Date	Dec. 31, 2003
THE GABELLI SMALL CAP GROWTH FUND CLASS I
Prospectus [Line Items]
Average Annual Return, Percent		8.97%	10.05%		10.31%
Performance Inception Date	Jan. 11, 2008
THE GABELLI SMALL CAP GROWTH FUND CLASS I | Russell 2000 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.81%	6.09%		9.62%
Performance Inception Date	Jan. 11, 2008
THE GABELLI SMALL CAP GROWTH FUND CLASS I | S P Small Cap 600 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.02%	7.31%		9.81%
Performance Inception Date	Jan. 11, 2008
THE GABELLI SMALL CAP GROWTH FUND CLASS I | Lipper Small Cap Core Funds Average [Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.14%	7.93%		9.63%
Performance Inception Date	Jan. 11, 2008
THE GABELLI EQUITY INCOME FUND CLASS AAA
Prospectus [Line Items]
Average Annual Return, Percent		16.31%	9.41%		8.77%
Performance Inception Date	Jan. 02, 1992
THE GABELLI EQUITY INCOME FUND CLASS AAA | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.06%	5.59%		4.45%
Performance Inception Date	Jan. 02, 1992
THE GABELLI EQUITY INCOME FUND CLASS AAA | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.58%	6.64%		5.88%
Performance Inception Date	Jan. 02, 1992
THE GABELLI EQUITY INCOME FUND CLASS A
Prospectus [Line Items]
Average Annual Return, Percent		9.53%	8.13%		8.13%
Performance Inception Date	Dec. 31, 2003
THE GABELLI EQUITY INCOME FUND CLASS C
Prospectus [Line Items]
Average Annual Return, Percent		14.42%	8.60%		7.95%
Performance Inception Date	Jun. 01, 2023
THE GABELLI EQUITY INCOME FUND CLASS I
Prospectus [Line Items]
Average Annual Return, Percent		16.47%	9.66%		9.04%
Performance Inception Date	Jan. 11, 2008
THE GABELLI EQUITY INCOME FUND CLASS I | S P 500 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%		14.82%
Performance Inception Date	Jan. 11, 2008
THE GABELLI EQUITY INCOME FUND CLASS I | Lipper Equity Income Funds Average [Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.21%	11.23%		10.85%
Performance Inception Date	Jan. 11, 2008
THE GABELLI FOCUSED GROWTH AND INCOME FUND CLASS AAA
Prospectus [Line Items]
Average Annual Return, Percent		2.09%	7.09%		5.59%
Performance Inception Date	Dec. 31, 2002
THE GABELLI FOCUSED GROWTH AND INCOME FUND CLASS AAA | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.83%	5.94%		4.98%
Performance Inception Date	Dec. 31, 2002
THE GABELLI FOCUSED GROWTH AND INCOME FUND CLASS AAA | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.71%	5.30%		4.34%
Performance Inception Date	Dec. 31, 2002
THE GABELLI FOCUSED GROWTH AND INCOME FUND CLASS A
Prospectus [Line Items]
Average Annual Return, Percent		(3.35%)	6.17%		5.14%
Performance Inception Date	Dec. 31, 2002
THE GABELLI FOCUSED GROWTH AND INCOME FUND CLASS C
Prospectus [Line Items]
Average Annual Return, Percent		0.30%	6.31%		4.82%
Performance Inception Date	Dec. 31, 2002
THE GABELLI FOCUSED GROWTH AND INCOME FUND CLASS I
Prospectus [Line Items]
Average Annual Return, Percent		2.99%	8.11%		6.24%
Performance Inception Date	Jan. 11, 2008
THE GABELLI FOCUSED GROWTH AND INCOME FUND CLASS I | S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.50%	9.12%		10.72%
Performance Inception Date	Jan. 11, 2008
The Gabelli Global Financial Services Fund CLASS AAA
Prospectus [Line Items]
Average Annual Return, Percent		36.19%	20.08%	13.22%
Performance Inception Date	Oct. 01, 2018
The Gabelli Global Financial Services Fund CLASS AAA | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		35.61%	19.45%	12.67%
Performance Inception Date	Oct. 01, 2018
The Gabelli Global Financial Services Fund CLASS AAA | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		21.79%	16.23%	10.66%
Performance Inception Date	Oct. 01, 2018
The Gabelli Global Financial Services Fund CLASS A
Prospectus [Line Items]
Average Annual Return, Percent		28.36%	18.68%	12.34%
Performance Inception Date	Oct. 01, 2018
The Gabelli Global Financial Services Fund CLASS C
Prospectus [Line Items]
Average Annual Return, Percent		34.13%	19.17%	12.35%
Performance Inception Date	Oct. 01, 2018
The Gabelli Global Financial Services Fund CLASS I
Prospectus [Line Items]
Average Annual Return, Percent		36.54%	20.40%	13.50%
Performance Inception Date	Oct. 01, 2018
The Gabelli Global Financial Services Fund CLASS I | MSCI World Financials Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		29.48%	17.58%	12.83%
Performance Inception Date	Oct. 01, 2018
The Gabelli Global Financial Services Fund CLASS I | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Performance Inception Date	Oct. 01, 2018